Fair Value Measurements (Details 3) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairments	$ 822	$ 0	$ 0	$ 0
Continuing Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairments	822		0
Goodwill, remaining net carrying value	0		0
Property and equipment, impairments	59		22
Property and equipment, remaining net carrying value	0		0
Investments, impairments	27		0
Investments, remaining net carrying value	38		0
Total impairments	908		22
Total remaining net carrying value	38		0
Discontinued Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairments	0		1,207
Goodwill, remaining net carrying value	0		0
Property and equipment, impairments	11		121
Property and equipment, remaining net carrying value	0		0
Total impairments	11		1,331
Total remaining net carrying value	0		0
Discontinued Operations [Member] | Trade Names [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tradename, impairments	0		3
Tradename, remaining net carrying value	0		0
Scenario, Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairments	822	1,207	1,207	0
Investments, remaining net carrying value	$ 21		$ 82